As filed with the Securities and Exchange Commission on October 14, 2009

No. 333-159629

No. 811-22304

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

———————

FORM N-1A

———————

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☑

Pre-Effective Amendment No. 1  ☑

Post-Effective Amendment No.  ☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940  ☑

Amendment No. 1  ☑

(Check appropriate box or boxes)

Old Mutual Global Shares Trust
(Exact Name of Registrant as Specified in Charter)

Grayston Ridge Office Park

First Floor, Block A

Sandton, South Africa 2196
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (27) 11-5626011

Betserai Tendai Musikavanhu 10 High Street, Suite 302 Boston, MA 02110 (Name and Address of Agent for Service)	With a copy to: Stuart M. Strauss Dechert LLP 1095 Avenue of the Americas New York, NY 10036

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

The information in this Prospectus is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus dated October 14, 2009

Old Mutual Global Shares Trust

[LOGO]

GlobalShares FTSE All-World Fund

GlobalShares FTSE Emerging Markets Fund

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund

GlobalShares FTSE All-World ex US Fund

GlobalShares FTSE Developed Countries ex US Fund

[LOGO]

Old Mutual Global Shares Trust (the “Trust”) is a registered investment company that currently consists of five separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to the five funds of the Trust identified on the cover page (each a “Fund” and, together, the “Funds”).

The Funds’ shares (the “Shares”) have been approved for listing on the New York Stock Exchange (the “NYSE”), subject to notice of issuance. Market prices for Shares may be different from their net asset value (“NAV”). Each Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated [  ], 2009

NOT FEDERAL DEPOSIT INSURANCE
CORPORATION (“FDIC”) INSURED. MAY LOSE VALUE.
NO BANK GUARANTEE.

TABLE OF CONTENTS

Page

Introduction – Old Mutual Global Shares Trust

1

GlobalShares FTSE All-World Fund

2

GlobalShares FTSE Emerging Markets Fund

6

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund

10

GlobalShares FTSE All-World ex US Fund

14

GlobalShares FTSE Developed Countries ex US Fund

18

Additional Investment Strategies

22

Additional Risks

22

Portfolio Holdings

23

Management of the Funds

23

How to Buy and Sell Shares

24

Frequent Purchases and Redemptions of Fund Shares

25

Creations, Redemptions and Transaction Fees

25

Dividends, Distributions and Taxes

27

Net Asset Value

28

Fund Service Providers

29

Index Provider

29

Disclaimers

29

Other Information

31

i

INTRODUCTION – OLD MUTUAL GLOBAL SHARES TRUST

The Trust is an investment company consisting of five separate exchange-traded “index funds.” The investment objective of each of the Funds of the Trust is to replicate as closely as possible, before fees and expenses, the return and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. Old Mutual Global Index Trackers (Pty) Limited (the “Adviser”) is the investment adviser for the Funds.

The Funds have applied to list their shares (the “Shares”) on [●] (“[●]” or the “Exchange”) and the Shares will trade at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, the Shares of the Funds are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, which are typically only bought and sold at closing NAVs, the Funds’ Shares are traded throughout the day on a national securities exchange. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed, principally in-kind, in Creation Units at each day’s next calculated NAV. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally is designed to minimize or avoid tax event for a Fund or its ongoing shareholders.

1

GLOBALSHARES FTSE ALL-WORLD FUND

Ticker: [●]

CUSIP: [●]

Intraday NAV Ticker: [●]

Underlying Index: FTSE All-World Index (Ticker: [●])

Investment Objective, Strategies and Risks

Investment Objective: The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE All-World Index (the “FTSE All-World Index” or “Underlying Index”).

Principal Investment Strategies: The Fund will normally invest at least 80% of its total assets in stocks that comprise the FTSE All-World Index and depositary receipts based on the stocks in the FTSE All-World Index. The FTSE All-World Index is a market capitalization weighted, free-float adjusted index designed to track the performance of large and mid-cap companies located in developed and emerging market countries throughout the world. The Underlying Index is currently comprised of approximately 2,500 stocks, which represent 90-95% of the world sector investable market capitalization.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

The FTSE All-World Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the FTSE All-World Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE All-World Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the FTSE All-World Index in proportion to their weightings in the FTSE All-World Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the FTSE All-World Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the FTSE All-World Index, purchase securities not in the FTSE All-World Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE All-World Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE All-World Index. The Fund may sell securities that are represented in the FTSE All-World Index in anticipation of their removal from the FTSE All-World Index, or purchase securities not represented in the FTSE All-World Index in anticipation of their addition to the FTSE All-World Index.

Index Methodology: The constituents of the Underlying Index are selected by FTSE International Limited (“FTSE” or the “Index Provider”) pursuant to a proprietary methodology. The equities are selected annually and are free-float weighted to ensure that only the investable opportunity set is included within the Underlying Index. Equities are also liquidity screened to ensure that the Underlying Index is tradable.

Index Construction: The composition of the Underlying Index is determined based on the following criteria:

(1)

The FTSE All-World Index is comprised of companies from countries that must meet the following criteria before they can be included in the Underlying Index:

(a) Permission for direct equity investment by non-nationals;

(b) Availability of accurate and timely data;

(c) Non-existence of any significant exchange controls which would prevent the timely repatriation of capital or dividends;

(d) The demonstration of significant international investor interest in the local equity market; and

(e) Existence of adequate liquidity in the market of the relevant country.

2

(2)

Once the countries comprising the Underlying Index are established, all companies in a region are ranked by market capitalization and the top 98% of the companies comprising the total market capitalization are selected in order to establish a regional universe.

(3)

Once the regional universe is selected, the index universe is selected to included companies with a value of at least $100 million. These companies are then screened and tested to ensure they meet the liquidity requirements and that they are fully free float adjusted.

Principal Risks of Investing in the Fund: The following specific risk factors have been identified for the Fund. See also the section on “Additional Risks” for other risk factors.

Market Trading Risk: Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk: The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk: The Fund’s return may not match the return of the FTSE All-World Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the FTSE All-World Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE All-World Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.

If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE All-World Index as would be the case if it purchased all of the securities in the FTSE All-World Index with the same weightings as the FTSE All-World Index.

Replication Management Risk: Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the FTSE All-World Index.

Medium-Sized Company Risk: Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk: Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Emerging Market or Developing Countries: Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries.

3

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Industry Risk: To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund’s NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Non-Diversified Fund Risk: The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on [●], 2009 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	[None*]
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees	[●]%
Other Expenses(4)	[●]%
Total Annual Fund Operating Expenses	[●]%

———————

(1)

The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending December 31, 2009.

(2)

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation (“NSCC”) or for cash, a variable fee of up to [four] times the standard creation or redemption transaction fee will be charged.

(3)

Expressed as a percentage of average net assets.

(4)

[The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.]

*

See “Creation Transaction Fees and Redemption Transaction Fees” below.

4

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$ [●]	$ [●]

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[●] per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $[●] for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[●] and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $[●] if the Creation Unit is redeemed after one year, and $[●] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to [four] times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

———————

*

See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

5

GLOBALSHARES FTSE EMERGING MARKETS FUND

Ticker: [●]

CUSIP: [●]

Intraday NAV Ticker: [●]

Underlying Index: FTSE Emerging Markets Index (Ticker: [●])

Investment Objective, Strategies and Risks

Investment Objective: The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE Emerging Markets Index (the “FTSE Emerging Markets Index” or “Underlying Index”).

Principal Investment Strategies: The Fund will normally invest at least 80% of its total assets in stocks that comprise the FTSE Emerging Markets Index and depositary receipts based on the stocks in the FTSE All-World Index. The FTSE Emerging Markets Index is a market capitalization, free-float adjusted index designed to measure the performance of large, mid and small-cap companies located in emerging market countries throughout the world. The Underlying Index is currently comprised of over 900 stocks, which represent 90% of the emerging markets sector investable market capitalization.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

The FTSE Emerging Markets Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the FTSE Emerging Markets Index. The Adviser seeks correlation over time of [0.95] or better between the Fund’s performance and the performance of the FTSE Emerging Markets Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the FTSE Emerging Markets Index in proportion to their weightings in the FTSE Emerging Markets Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the FTSE Emerging Markets Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the FTSE Emerging Markets Index, purchase securities not in the FTSE Emerging Markets Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Emerging Markets Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Emerging Markets Index. The Fund may sell securities that are represented in the FTSE Emerging Markets Index in anticipation of their removal from the FTSE Emerging Markets Index, or purchase securities not represented in the FTSE Emerging Markets Index in anticipation of their addition to the FTSE Emerging Markets Index.

Index Methodology: The constituents of the Underlying Index are selected by FTSE International Limited (“FTSE” or the “Index Provider”) pursuant to a proprietary methodology. The equities are selected annually and are free-float weighted to ensure that only the investable opportunity set is included within the Underlying Index. Equities are also liquidity screened to ensure that the Underlying Index is tradable.

Index Construction: The composition of the Underlying Index is conducted annually based on the following criteria:

(1)

The FTSE Emerging Markets Index is comprised of companies from countries that must meet the following criteria before they can be included in the Underlying Index:

(a) Permission for direct equity investment by non-nationals;

(b) Availability of accurate and timely data;

(c) Non-existence of any significant exchange controls which would prevent the timely repatriation of capital or dividends;

(d) The demonstration of significant international investor interest in the local equity market; and

(e) Existence of adequate liquidity in the market of the relevant country.

6

(2)

Once the countries comprising the Underlying Index are established, all companies in a region are ranked by market capitalization and the top 98% of the companies comprising the total market capitalization are selected in order to establish a regional universe.

(3)

Once the regional universe is selected, the index universe is selected to included companies with a value of at least $100 million. These companies are then screened and tested to ensure they meet the liquidity requirements and that they are fully free float adjusted.

Principal Risks of Investing in the Fund: The following specific risk factors have been identified for the Fund. See also the section on “Additional Risks” for other risk factors.

Market Trading Risk: Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Emerging Markets Index.

Market Risk: The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk: The Fund’s return may not match the return of the FTSE Emerging Markets Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the FTSE Emerging Markets Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE Emerging Markets Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.

If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE Emerging Markets Index as would be the case if it purchased all of the securities in the FTSE Emerging Markets Index with the same weightings as the FTSE Emerging Markets Index.

Replication Management Risk: Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the FTSE Emerging Markets Index.

Medium-Sized Company Risk: Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk: Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

7

Risks of Investing in Emerging Market: Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Industry Risk: To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund’s NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Non-Diversified Fund Risk: The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on [●], 2009 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	[None*]
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees	[●]%
Other Expenses(4)	[●]%
Total Annual Fund Operating Expenses	[●]%

———————

(1)

The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending December 31, 2009.

(2)

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to [four] times the standard creation or redemption transaction fee will be charged.

(3)

Expressed as a percentage of average net assets.

(4)

[The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.]

*

See “Creation Transaction Fees and Redemption Transaction Fees” below.

8

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$ [●]	$ [●]

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[●] per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $[●] for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[●] and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $[●] if the Creation Unit is redeemed after one year, and $[●] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to [four] times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

———————

*

See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

9

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND

Ticker: [●]

CUSIP: [●]

Intraday NAV Ticker: [●]

Underlying Index: FTSE All-Cap Asia Pacific ex Japan Index (Ticker: [●])

Investment Objective, Strategies and Risks

Investment Objective: The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE All-Cap Asia Pacific ex Japan Index (the “FTSE All-Cap Asia Pacific ex Japan Index” or “Underlying Index”).

Principal Investment Strategies: The Fund will normally invest at least 80% of its total assets in stocks that comprise the FTSE All-Cap Asia Pacific ex Japan Index and depositary receipts based on the stocks in the FTSE All-Cap Asia Pacific ex Japan Index. The FTSE All-Cap Asia Pacific ex Japan Index comprised of approximately 2,000 stocks, which represent [●]% of the sector investable market capitalization. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

The FTSE All-Cap Asia Pacific ex Japan Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the FTSE All-Cap Asia Pacific ex Japan Index. The Adviser seeks correlation over time of [0.95] or better between the Fund’s performance and the performance of the FTSE All-Cap Asia Pacific ex Japan Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the FTSE All-Cap Asia Pacific ex Japan Index in proportion to their weightings in the FTSE All-Cap Asia Pacific ex Japan Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the FTSE All-Cap Asia Pacific ex Japan Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the FTSE All-Cap Asia Pacific ex Japan Index, purchase securities not in the FTSE All-Cap Asia Pacific ex Japan Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE All-Cap Asia Pacific ex Japan Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE All-Cap Asia Pacific ex Japan Index. The Fund may sell securities that are represented in the FTSE All-Cap Asia Pacific ex Japan Index in anticipation of their removal from the FTSE All-Cap Asia Pacific ex Japan Index, or purchase securities not represented in the FTSE All-Cap Asia Pacific ex Japan Index in anticipation of their addition to the FTSE All-Cap Asia Pacific ex Japan Index.

Index Methodology: The constituents of the Underlying Index are selected by FTSE International Limited (“FTSE” or the “Index Provider”) pursuant to a proprietary methodology. The equities are selected annually and are free-float weighted to ensure that only the investable opportunity set is included within the Underlying Index. Equities are also liquidity screened to ensure that the Underlying Index is tradable.

Index Construction: The composition of the Underlying Index is conducted annually based on the following criteria:

(1)

The FTSE All-Cap Asia Pacific ex Japan Index is comprised of companies from countries that must meet the following criteria before they can be included in the Underlying Index:

(a) Permission for direct equity investment by non-nationals;

(b) Availability of accurate and timely data;

(c) Non-existence of any significant exchange controls which would prevent the timely repatriation of capital or dividends;

(d) The demonstration of significant international investor interest in the local equity market; and

(e) Existence of adequate liquidity in the market of the relevant country.

10

(2)

Once the countries comprising the Underlying Index are established, all companies in a region are ranked by market capitalization and the top 98% of the companies comprising the total market capitalization are selected in order to establish a regional universe.

(3)

Once the regional universe is selected, the index universe is selected to included companies with a value of at least $100 million. These companies are then screened and tested to ensure they meet the liquidity requirements and that they are fully free float adjusted.

Principal Risks of Investing in the Fund: The following specific risk factors have been identified for the Fund. See also the section on “Additional Risks” for other risk factors.

Market Trading Risk: Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk: The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk: The Fund’s return may not match the return of the FTSE All-Cap Asia Pacific ex Japan Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE All-Cap Asia Pacific ex Japan Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.

If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE All-Cap Asia Pacific ex Japan Index as would be the case if it purchased all of the securities in the FTSE All-Cap Asia Pacific ex Japan Index with the same weightings as the Underlying Index.

Replication Management Risk: Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Medium-Sized Company Risk: Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk: Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

11

Risks of Investing in Asia Pacific Companies: The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, certain countries in the Asia Pacific region in which the Fund may invest are large debtors to commercial banks and foreign governments. The current economic crisis has reduced the willingness of certain lenders to extend credit to these Asia Pacific countries and have made it more difficult for such borrowers to obtain financing on attractive terms or at all. These developments may also have a negative effect on the broader economy of such Asia Pacific countries, including issuers in which the Fund may invest. Due to heavy reliance on international trade, a decrease in demand, due to recession or otherwise, in the United States, Europe or Asia would adversely affect economic performance in the region.

Industry Risk: To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund’s NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Non-Diversified Fund Risk: The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on [●], 2009 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	[None*]
Annual Fund Operating Expenses (3) (expenses that are deducted from the Fund’s assets)
Management Fees	[●]%
Other Expenses (4)	[●]%
Total Annual Fund Operating Expenses	[●]%

———————

 (1)

The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending December 31, 2009.

(2)

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to [four] times the standard creation or redemption transaction fee will be charged.

(3)

Expressed as a percentage of average net assets.

(4)

[The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.]

*

See “Creation Transaction Fees and Redemption Transaction Fees” below.

12

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$ [●]	$ [●]

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[●] per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $[●] for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[●] and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $[●] if the Creation Unit is redeemed after one year, and $[●] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

———————

*

See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

13

GLOBALSHARES FTSE ALL-WORLD EX US FUND

Ticker: [●]

CUSIP: [●]

Intraday NAV Ticker: [●]

Underlying Index: FTSE All-World ex US Index (Ticker: [●])

Investment Objective, Strategies and Risks

Investment Objective: The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE All-World ex US Index (the “FTSE All-World ex US Index" or “Underlying Index”).

Principal Investment Strategies: The Fund will normally invest at least 80% of its total assets in stocks that comprise the FTSE All-World ex US Index and depositary receipts based on the stocks in the FTSE All-World ex US Index. The FTSE All-World ex US Index is a market capitalization, free-float adjusted index designed to measure the performance of large and mid-cap companies located in developed and emerging market countries throughout the world, excluding the United States. The Underlying Index is currently comprised of approximately 2,200 stocks, which represent 98% of the world sector investable market capitalization.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

The FTSE All-World ex US Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the FTSE All-World ex US Index. The Adviser seeks correlation over time of [0.95] or better between the Fund’s performance and the performance of the FTSE All-World ex US Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the FTSE All-World ex US Index in proportion to their weightings in the FTSE All-World ex US Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the FTSE All-World ex US Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the FTSE All-World ex US Index, purchase securities not in the FTSE All-World ex US Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE All-World ex US Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE All-World ex US Index. The Fund may sell securities that are represented in the FTSE All-World ex US Index in anticipation of their removal from the FTSE All-World ex US Index, or purchase securities not represented in the FTSE All-World ex US Index in anticipation of their addition to the FTSE All-World ex US Index.

Index Methodology: The constituents of the Underlying Index are selected by FTSE International Limited (“FTSE” or the “Index Provider”) pursuant to a proprietary methodology. The equities are selected annually and are free-float weighted to ensure that only the investable opportunity set is included within the Underlying Index. Equities are also liquidity screened to ensure that the Underlying Index is tradable.

Index Construction: The composition of the Underlying Index is conducted annually based on the following criteria:

(1)

The FTSE All-World ex US Index is comprised of All-World companies from countries that must meet the following criteria before they can be included in the Underlying Index:

(a) Permission for direct equity investment by non-nationals;

(b) Availability of accurate and timely data;

(c) Non-existence of any significant exchange controls which would prevent the timely repatriation of capital or dividends;

(d) The demonstration of significant international investor interest in the local equity market; and

(e) Existence of adequate liquidity in the market of the relevant country.

14

(2)

Once the countries comprising the Underlying Index are established, all companies in a region are ranked by market capitalization and the top 98% of the companies comprising the total market capitalization are selected in order to establish a regional universe.

(3)

Once the regional universe is selected, the index universe is selected to included companies with a value of at least $100 million. These companies are then screened and tested to ensure they meet the liquidity requirements and that they are fully free float adjusted.

Principal Risks of Investing in the Fund: The following specific risk factors have been identified for the Fund. See also the section on “Additional Risks” for other risk factors.

Market Trading Risk: Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE All-World ex US Index.

Market Risk: The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk: The Fund’s return may not match the return of the FTSE All-World ex US Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the FTSE All-World ex US Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE All-World ex US Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.

If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE All-World ex US Index as would be the case if it purchased all of the securities in the FTSE All-World ex US Index with the same weightings as the FTSE All-World ex US Index.

Replication Management Risk: Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the FTSE All-World ex US Index.

Medium-Sized Company Risk: Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk: Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

15

Risks of Investing in Emerging Market or Developing Countries: Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Industry Risk: To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund’s NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Non-Diversified Fund Risk: The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on [●], 2009 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	[None*]
Annual Fund Operating Expenses (3) (expenses that are deducted from the Fund’s assets)
Management Fees	[●]%
Other Expenses (4)	[●]%
Total Annual Fund Operating Expenses	[●]%
Shareholder Transaction Expenses (fees paid directly from your investments)	[None*]
Annual Fund Operating Expenses (3) (expenses that are deducted from the Fund’s assets)

———————

 (1)

The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending December 31, 2009.

(2)

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to [four] times the standard creation or redemption transaction fee will be charged.

(3)

Expressed as a percentage of average net assets.

(4)

[The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.]

*

See “Creation Transaction Fees and Redemption Transaction Fees” below.

16

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$ [●]	$ [●]

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[●] per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $[●] for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[●] and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $[●] if the Creation Unit is redeemed after one year, and $[●] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to [four] times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

———————

*

See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

17

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND

Ticker: [●]

CUSIP: [●]

Intraday NAV Ticker: [●]

Underlying Index: FTSE Developed Markets ex US Index (Ticker: [●])

Investment Objective, Strategies and Risks

Investment Objective: The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE Developed Markets ex US Index (the “Underlying Index”).

Principal Investment Strategies: The Fund will normally invest at least 80% of its total assets in stocks that comprise the FTSE Developed Markets ex US Index and ADRs based on the stocks in the FTSE Developed Markets ex US Index. The FTSE Developed Markets ex US Index is designed to track the performance of large and mid-cap companies providing coverage of developed markets, excluding the United States. The Underlying Index is currently comprised of approximately 1,350 stocks, which represent [●]% of the investable market capitalization. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

The FTSE Developed Markets ex US Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the FTSE Developed Markets ex US Index. The Adviser seeks correlation over time of [0.95] or better between the Fund’s performance and the performance of the FTSE Developed Markets ex US Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the FTSE Developed Markets ex US Index in proportion to their weightings in the FTSE Developed Markets ex US Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the FTSE Developed Markets ex US Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the FTSE Developed Markets ex US Index, purchase securities not in the FTSE Developed Markets ex US Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Developed ex US Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Developed Markets ex US Index. The Fund may sell securities that are represented in the FTSE Developed Markets ex US Index in anticipation of their removal from the FTSE Developed Markets ex US Index, or purchase securities not represented in the FTSE Developed Markets ex US Index in anticipation of their addition to the FTSE Developed Markets ex US Index.

Index Methodology: The constituents of the Underlying Index are selected by FTSE International Limited (“FTSE” or the “Index Provider”) pursuant to a proprietary methodology. The equities are selected annually and are free-float weighted to ensure that only the investable opportunity set is included within the Underlying Index. Equities are also liquidity screened to ensure that the Underlying Index is tradable.

Index Construction: The composition of the Underlying Index is conducted annually based on the following criteria:

(1)

The FTSE Developed Markets ex US Index is comprised of companies from countries that must meet the following criteria before they can be included in the Underlying Index:

(a) Permission for direct equity investment by non-nationals;

(b) Availability of accurate and timely data;

(c) Non-existence of any significant exchange controls which would prevent the timely repatriation of capital or dividends;

(d) The demonstration of significant international investor interest in the local equity market; and

(e) Existence of adequate liquidity in the market of the relevant country.

18

(2)

Once the countries comprising the Underlying Index are established, all companies in a region are ranked by market capitalization and the top 98% of the companies comprising the total market capitalization are selected in order to establish a regional universe.

(3)

Once the regional universe is selected, the index universe is selected to included companies with a value of at least $100 million. These companies are then screened and tested to ensure they meet the liquidity requirements and that they are fully free float adjusted.

Principal Risks of Investing in the Fund: The following specific risk factors have been identified for the Fund. See also the section on “Additional Risks” for other risk factors.

Market Trading Risk: Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Developed Markets ex US Index.

Market Risk: The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk: The Fund’s return may not match the return of the FTSE Developed Markets ex US Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the FTSE Developed Markets ex US Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE Developed Markets ex US Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE Developed Markets ex US Index as would be the case if it purchased all of the securities in the FTSE Developed Markets ex US Index with the same weightings as the FTSE Developed Markets ex US Index.

Replication Management Risk: Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the FTSE Developed Markets ex US Index.

Medium-Sized Company Risk: Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk: Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

19

Industry Risk: To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund’s NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced operations on [●], 2009 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	[None*]
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees	[●]%
Other Expenses(4)	[●]%
Total Annual Fund Operating Expenses	[●]%
Shareholder Transaction Expenses (fees paid directly from your investments)	[None*]

———————

 (1)

The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending December 31, 2009.

(2)

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to [four] times the standard creation or redemption transaction fee will be charged.

(3)

Expressed as a percentage of average net assets.

(4)

[The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.]

*

See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$ [●]	$ [●]

20

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[●] per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $[●] for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[●] and a5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $[●] if the Creation Unit is redeemed after one year, and $[●] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to[four] times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

———————

*

See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

21

ADDITIONAL INVESTMENT STRATEGIES

Each Fund will normally invest at least 80% of its total assets in component securities that comprise its respective Underlying Index and in depositary receipts based on such component securities. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the “1940 Act”), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securities index), swaps and in options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index and in managing cash flows. The Funds will not invest in forward currency contracts and money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under “Investment Restrictions.”

Borrowing Money

Each Fund may borrow money from a bank up to a limit of [10%] of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Additional Risks

Trading Issues

Trading in Shares on the [●] may be halted due to market conditions or for reasons that, in the view of the [●], make trading in Shares inadvisable. In addition, trading in Shares on the [●] is subject to trading halts caused by extraordinary market volatility pursuant to the [●] “circuit breaker” rules. There can be no assurance that the requirements of the [●] necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Fluctuation of Net Asset Value

The net asset value of a Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for the Shares on the NYSE. The Adviser cannot predict whether the Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

22

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

Management of the Funds

The Adviser is a registered investment adviser with its offices at Grayston Ridge Office Park First Floor, Block A

Sandton, South Africa 2196. The Adviser, a boutique firm within the Old Mutual Investment Group (South Africa) (Proprietary) Limited with combined assets under management of [approximately R50 billion (equivalent to approximately $4.1 billion in US dollars as of April 30, 2009], serves as the investment adviser to the Trust. The Adviser is newly registered as an investment adviser in the United States but has a seven year indexation record tracking global and South African equity markets using the FTSE benchmarks.

The Adviser has overall responsibility as the Funds’ investment adviser for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

PORTFOLIO MANAGERS

Investment decisions for the Funds are made by investment management teams at the Adviser. The following individuals are jointly and primarily responsible for the day-to-day management of the Funds' portfolios:

Tendai Musikavanhu

Tendai holds the CFA Charter from the US-based CFA Institute and a BCompt (Accounting Science) degree. He has 11 years experience in asset management in the UK and South Africa. With Old Mutual Asset Managers (“OMAM”) in London, he served as the asset manager responsible for OMAM UK’s portfolios for Africa and the Middle East. Tendai has also worked in asset management at BOE and Southern Life. He serves as Chief Executive Officer of Old Mutual Global Index Trackers (Pty) Limited.

Craig Chambers

Craig is a CFA Charter holder and has a BCom degree with a postgraduate qualification in Business Administration. He also sat the South African Futures Examinations. He has been an asset manager for 11 years. He served as the Chief Investment Officer during the initial five years of OMGXT, and was recently appointed as Deputy Managing Director. Prior to his tenure at OMGXT, he spent four years at SCMB Asset Managers as a mutual fund manager.

Loftie Botha

Loftie Botha joined OMGXT in May 2006. As Chief Investment Officer, he is responsible for UFM’s portfolio management activities and has a keen interest in enhanced indexation and absolute return funds. Loftie started his career as an engineer, moving into the asset management industry in 1994 as an industrial analyst with the Mines Pension Fund. He joined ABSA Asset Management in 1998 where he managed the ABSA General Equity Fund. Prior to joining Old Mutual Global Index Trackers (Pty) Limited, he was a senior portfolio manager at Huysamer Capital Investments.

Anver Dollie

Anver is a Fund Manager for OMGXT, a position that he has held for the last two years. Previously Anver was employed by Old Mutual Asset Managers and, during his eight years tenure; he performed a number of roles. He began as an Investment Project Specialist, was promoted to Cash Management Specialist, Custodian Relationship Specialist and then to the role of 3rd Party Investment Chief Operating Officer. Anver holds a CIS certificate.

Mzimase Mabeca

Mzimase is a Fund Manager for OMGXT, and has been in this position for two years. He has a BSc in Chemistry and Math. Prior to taking on his position at OMGXT, he worked at Sanlam Investment Managers as a Fixed Interest Quantitative Analyst for five years.

23

Kingsley Williams

Kingsley is a Fund Manager for OMGXT researching and developing product solutions for clients. Prior to this position he was employed at Stanlib Asset Management for four years as a quantitative analyst then as a senior business analyst/manager. He also worked at Merrill Lynch over a period of four years from 2000 to 2004, firstly within the Technology Leadership Program, working on projects in New York and London, then as a Senior Specialist in the Johannesburg office. Kingsley has a BSc (Hons) in Computer Science and a MBA with Finance electives.

Duncan Smith

Duncan has a BCom degree, has eighteen years extensive securities industry operations experience and is the Head of International Operations at OMGXT. Prior to joining OMGXT he was the general manager responsible for the Investor and Securities Services business unit of Absa Capital (affiliated with Barclays Capital). He also worked at The Standard Bank of South Africa in various capacities within their Financial Asset Services Division, and at Strate Limited, the South African Central Securities Depository.

[Out of the unitary management fee [confirm whether there will be a unitary fee], the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. For its services, the Adviser receives a unitary management fee from each Fund which accrues daily and is payable monthly.]

[The Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing service for the Funds.]

A discussion regarding the Board of Trustees’ basis for approving the Investment Advisory Agreement will be available in the annual report to shareholders for the period ending [●, 2009].

How to Buy and Sell Shares

The Shares will be issued or redeemed by each Fund at NAV per Share only in Creation Units. See “Creations, Redemptions and Transaction Fees.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund will be listed for trading on the secondary market on the [●]. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots” at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds’ Shares have been approved for listing, subject to notice of issuance, on the NYSE under the following symbols:

Fund	Trading Symbol
GlobalShares FTSE All-World Fund	[ ]
GlobalShares FTSE Emerging Markets Fund	[ ]
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	[ ]
GlobalShares FTSE All-World ex US Fund	[ ]
GlobalShares FTSE Developed Countries ex US Fund	[ ]

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the “Creations, Redemptions and Transaction Fees” section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

24

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the [●] may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

[The Board of Trustees (the “Board”) has evaluated the risks of market timing activities by the Trust's shareholders. The Board noted that the Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Fund's Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely that secondary market trading would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund's trading costs and the realization of capital gains. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes fixed transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades.]

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the securities included in the relevant Fund’s Underlying Index (the “Deposit Securities”) and generally make a small cash payment referred to as the “Cash Component.” The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund’s custodian through the facilities of the NSCC immediately prior to the opening of business each day of the NYSE. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of The Depository Trust Company (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units. All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the Distributor in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time) (“Closing Time”) in order to receive that day’s closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the Distributor no later than 3:00 p.m. New York time. A custom order may be placed by an AP in the event that the Trust permits or

25

requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

A fixed Creation Transaction Fee is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. The following are the applicable Creation Transaction Fees:

Fund	Creation Transaction Fee
GlobalShares FTSE All-World Fund	$[ ]
GlobalShares FTSE Emerging Markets Fund	$[ ]
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	$[ ]
GlobalShares FTSE All-World ex US Fund	$[ ]
GlobalShares FTSE Developed Countries ex US Fund	$[ ]

An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to [115%] of the market value of the missing Deposit Securities. See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Redemption

Each Fund’s custodian makes available immediately prior to the opening of business each day of the NYSE, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time) in order to receive that day’s closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the Distributor no later than 3:00 p.m. New York time.

26

A fixed Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. The following are the applicable Redemption Transaction Fees:

Fund	Redemption Transaction Fee
GlobalShares FTSE All-World Fund	$[ ]
GlobalShares FTSE Emerging Markets Fund	$[ ]
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	$[ ]
GlobalShares FTSE All-World ex US Fund	$[ ]
GlobalShares FTSE Developed Countries ex US Fund	$[ ]

An additional charge of up to[four] times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Dividends, Distributions and Taxes

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares, only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•

Your Fund makes distributions,

•

You sell your Shares listed on the NYSE, and

•

You purchase or redeem Creation Units.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund’s income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund’s net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

27

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Foreign Income Taxes

Each Fund may elect to pass its credits for foreign income taxes through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations. If the Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund’s foreign income taxes, but the shareholder must include an equal amount in gross income. See the Statement of Additional Information section “Taxes.”

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the Statement of Additional Information section “Taxes.”

Net Asset Value

[●] calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for each Fund will be calculated and disseminated daily. The approximate value of Shares of the applicable Fund, an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Cash Component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The value of each Underlying Index will not be calculated and disseminated intra day. The value and return of each Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of each Fund's portfolio securities is based on the securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value

28

of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. Money market securities maturing in 60 days or less will be valued at amortized cost. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Fund Service Providers

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds.

Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds.

The Distributor, FCS and FMS are not affiliated with the investment adviser or with [Insert name of firm serving as administrator, custodian and fund accounting and transfer agent for each Fund] or its affiliates.

[●] is the administrator, custodian and fund accounting and transfer agent for each Fund.

 Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

[●] serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Index Provider

The FTSE Group is the Index Provider for the GlobalShares FTSE All-World Fund, GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE Developed Countries ex US Fund and the Underlying Indexes are trademarks of FTSE and have been licensed for use for certain purposes by the Adviser.

Disclaimers

The  GlobalShares FTSE All-World Fund, GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE Developed Countries ex US Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”), by the London Stock Exchange Plc (the “Exchange”), The Financial Times Limited (“FT”) or by Research Affiliated LLC (“RA”) (collectively the “Licensor Parties”) and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE All-World Index, FTSE Emerging Markets Index, FTSE All-Cap Asia Pacific ex Japan Index, FTSE All-World ex US Index and FTSE Developed Markets ex US Index (the “Underlying Indexes”) and/or the figure at which the said Underlying Indexes stand at any particular time on any particular day or otherwise. The Underlying Indexes are complied and calculated by FTSE in conjunction with RA. None of the Licensor Parties shall be under any obligation to advise any person of any error therein. FTSE All-World Index, FTSE Emerging Markets Index, FTSE All-Cap Asia Pacific ex Japan Index, FTSE All-World ex US Index and FTSE Developed Markets ex US Index are trademarks of FTSE and have been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and the Underlying Index:

29

Fund	Underlying Index
GlobalShares FTSE All-World Fund	FTSE All-World Index
GlobalShares FTSE Emerging Markets Fund	FTSE Emerging Markets Index
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	FTSE All-World ex US Index
GlobalShares FTSE All-World ex US Fund	FTSE All-World ex US Index
GlobalShares FTSE Developed Countries ex US Fund	FTSE Developed Markets ex US Index

None of the Funds is sponsored, endorsed, sold or promoted by FTSE, and FTSE does not make any representation regarding the advisability of investing in Shares of these Funds.

FTSE makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Index Provider, FTSE’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the FTSE, FTSE All-World Index, FTSE Emerging Markets Index, FTSE All-Cap Asia Pacific ex Japan Index, FTSE All-World ex US Index and FTSE Developed Markets ex US Index.

The Shares of the Funds are not in any way sponsored, endorsed, sold or promoted by FTSE or by the London Stock Exchange Plc (the “Exchange”) or by The Financial Times Limited (“FT”) and neither FTSE nor Exchange nor FT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Underlying Sector Indexes or Underlying Index and/or the figure at which the said Underlying Sector Indexes or Underlying Index stand at any particular time on any particular day or otherwise. The Underlying Sector Indexes and Underlying Index are compiled and calculated by FTSE. However, neither FTSE nor the Exchange nor FT shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Sector Indexes or the Underlying Index and neither FTSE nor the Exchange nor FT shall be under any obligation to advise any person of any error therein.

“FTSE®” is a trademark of the Exchange and FT and is used by the Adviser under license. The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. FTSE has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indices. FTSE is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. FTSE has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. FTSE does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and FTSE shall have no liability for any errors, omissions, or interruptions therein. FTSE makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indices, trading based on the Underlying Indices, any data included therein in connection with the Funds or for any other use. FTSE expressly disclaims all warranties and conditions of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein, the Funds, the Trust or the Shares except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall FTSE have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Indices or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indices or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indices even if notified of the possibility of such damages.

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

30

Other Information

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE is satisfied by the fact that the prospectus is available at the NYSE upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds’ Statement of Additional Information (“SAI”) from the Adviser. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

Call: [Adviser number]
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write: [Trust Address]
[Address]

Visit: [web address]

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission’s Public Reference Section, Washington, D.C. 20549. The Trust’s registration number under the 1940 Act is 811-21977.

31

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Distributor

Foreside Fund Services, LLC

http://www.foreside.com

32

The information in this Statement of Additional Information is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion
Preliminary Statement of Additional Information dated October 14, 2009

Investment Company Act File No. 811-

Old Mutual Global Shares Trust

Statement of Additional Information

Dated        , 2009

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated       , 2009 for the GlobalShares FTSE All-World Fund, GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund,  GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE Developed Countries ex US Fund, each a series of the Old Mutual Global Shares Trust (the “Trust”), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust, [•], [•], or by calling toll free [•].

Table of Contents
Page

General Description of the Trust and the Funds

1

Exchange Listing and Trading

1

Investment Restrictions and Policies

1

Investment Policies and Risks

3

Management

8

Brokerage Transactions

12

Additional Information Concerning the Trust

13

Creation and Redemption of Creation Unit Aggregations

15

Taxes

29

Federal Tax Treatment of Futures and Options Contracts

31

Determination of Nav

32

Dividends and Distributions

32

Miscellaneous Information

33

- i -

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 5, 2008 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of 5 portfolios. This SAI relates to GlobalShares FTSE All-World Fund, GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE Developed Countries ex US Fund (each a “Fund” and, together, the “Funds”). All of the Funds are “non-diversified” and, as such, such Funds’ investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as “Shares” or “Fund Shares.”

The Funds are managed by Old Mutual Index Trackers (Pty) Limited (the “Adviser”).

The Funds offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).

The Shares of the Funds have been approved for listing on the [•] (“[•]” or the “Exchange”), subject to notice of issuance. Fund Shares trade on the Exchange at market prices that may be below, at or above NAV. The Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares. The Trust may lower the number of Shares in a Creation Unit.

All Funds reserve the right to offer a “cash” option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in kind creations or redemptions. In all cases, such fees will be limited, in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives

The investment objective of the GlobalShares FTSE All-World Fund is to seek investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE All-World Index (the “Underlying Index”).

The investment objective of the GlobalShares FTSE Emerging Markets Fund is to seek investment results that correspond (before fees and expenses) generally to the performance of an equity index called the FTSE Emerging Markets Index (the “Underlying Index”).

The investment objective of the GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the FTSE All-Cap Asia Pacific ex Japan Index (the “Underlying Index”).

The Investment objective of the GlobalShares FTSE All-World ex US Fund is to seek investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE All-World ex US Index (the “Underlying Index”).

The Investment objective of the GlobalShares FTSE Developed Countries ex US Fund is to seek investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE Developed Markets ex US Index (the “Underlying Index”).

Investment Restrictions

The Board of Trustees of the Trust (the “Board of Trustees”) has adopted as fundamental policies the Funds’ respective investment restrictions numbered (1) through (7) below. Except as noted in the prior sentence, each Fund, as a fundamental policy, may not:

(1)

Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2)

Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 ⅓% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(3)

Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

(4)

Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 ⅓% of the value of the Fund’s total assets.

(5)

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6)

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)

Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s Shares present at a meeting, if the holders of more than 50% of the Fund’s Shares are present or represented by proxy, or (ii) more than 50% of the Fund’s Shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:

(1)

Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)

Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(4)

Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)

Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

INVESTMENT POLICIES AND RISKS

A discussion of each Fund’s investment policies and the risks associated with an investment in the Funds is contained in the Prospectus in the sections entitled “Principal Investment Strategies” and “Principal Risks of Investing in the Fund” applicable to each Fund and the “Additional Investment Strategies” and “Additional Risks” sections of the Prospectus. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers’ change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stock. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stock which typically has a liquidation preference and which may have stated optional or mandatory redemption provisions, common stock has neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index. Each Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of its Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at each Fund’s fiscal year-end by comparing the Fund’s average monthly total returns, before fees and expenses, to the Underlying Index’s average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between each Fund’s annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a daily basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 ⅓% of each Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board of Trustees, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments. Each Fund may invest a portion of its assets in high quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime 1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund, may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund’s investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

Real Estate Investment Trusts (“REITs”) Each Fund may invest in the securities of REITs, which pool investors’ funds for investments primarily in commercial real estate properties, to the extent allowed by law. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT’s expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail industrial, hotel and apartment buildings, self storage, specialty and diversified and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Funds may invest in both publicly and privately traded REITs.

The Funds could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the values of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operated expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are therefore subject to the risk of financing single or a limited number of projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Funds. By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer, whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment company claims an exclusion from regulation as a commodity pool operator. Each Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). Therefore, it is not subject to the registration and regulatory requirements of the CEA. There are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds’ Prospectuses and this SAI.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund’s existing position in the contract.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index, if the index underlying the futures contract differs from the Underlying Index.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”), based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party, based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash, or highly liquid securities, having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

Certain Funds may enter into credit default swap contracts for hedging purposes or to add leverage to the Fund. In a credit default swap, two parties enter into an agreement whereby one party pays the other a fixed periodic coupon for the specified life of the agreement. The selling party makes no payments unless a specified credit event occurs. Credit events are typically defined to include a material default, bankruptcy or debt restructuring for a specified reference asset. If such a credit event occurs, the party makes a payment to the first party, and the swap then terminates.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

Certain Funds may invest in credit default swaps. The seller of a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the purchaser in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the purchaser is required to pay the seller a periodic stream of payments over the term of the contract, provided that no event of default has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. The seller is subject to investment exposure on the notional amount of the swap.

The purchase of a credit default swap incurs the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.

Each Fund will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked-to-market on a daily basis.

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the investment advisory agreement (the “Investment Advisory Agreement”), is the responsibility of the Board of Trustees. The Trust currently has [  ] Trustees. [  ] Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” or “independent” Trustees (the “Independent Trustees”). The other Trustee (the “Management Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this Statement of Additional Information, the Fund Complex consists of the Trust’s five portfolios, [  ] other exchange-traded fund with [  ] portfolios advised by the Adviser and [  ] other portfolios advised by an affiliated person of the Adviser. [To be included with amendment]

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees

———————

*

This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Management Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Management Trustees
Betserai Tendai Musikavanhu (AGE) Old Mutual Global Index Trackers (Pty) Limited 144 Katherine Street Grayston Ridge Office Park, First Floor Block A, Sandton, South Africa 2196	Chairman, President, Chief Financial Officer and Sole Trustee	Since 2009	[ ]	[ ]	None

———————

*

This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years

———————

*

This is the period for which the Trustee/Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below. [To be included with amendment]

Name of Trustee	Dollar Range of Equity Securities in the FTSE All-World Fund (As of December 31, 2008)	Dollar Range of Equity Securities in the FTSE Emerging Markets Fund (As of December 31, 2008)	Dollar Range of Equity Securities in the FTSE All-Cap Asia Pacific ex Japan Fund (As of December 31, 2008)	Dollar Range of Equity Securities in the FTSE All-World ex US Fund (As of December 31, 2008)	Dollar Range of Equity Securities in the FTSE Developed Markets ex US (As of December 31, 2008)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (As of December 31, 2008)
Betserai Tendai Musikavanhu	None	None	None	None	None	None

[As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.]

[Trustee Compensation discussion to come.]

The Board has an Audit Committee, consisting of [ ] Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. Messrs. [          ] currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls.

The Board also has a Nominating and Governance Committee consisting of [  ] Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. Messrs. [           ] currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee as described below under the caption “Shareholder Communications.”

The following sets forth the fees paid to each Trustee for the fiscal year ended [DATE], 2009:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex
Betserai Tendai Musikavanhu	N/A	N/A	N/A

As of the date of this SAI, the officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

Shareholder Communications. Shareholders may send communications to the Trust’s Board of Trustees by addressing the communications directly to the Board of Trustees (or individual Board of Trustees members) and/or otherwise clearly indicating in the salutation that the communication is for the Board of Trustees (or individual Board of Trustees members). The shareholder may send the communication to either the Trust’s office or directly to such Board of Trustees members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board of Trustees will be reviewed and generally responded to by management. Such communications will be forwarded to the Board of Trustees at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Managers. [INSERT PM DISCLOSURE]

Because the Trust is newly organized, the Portfolio Managers do not own shares of any Fund.

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. For its services to each Fund, each Fund has agreed to pay an annual unitary management fee, paid monthly, equal to a percentage of its average daily net assets set forth in the chart below (the “Advisory Fee”).

Fund	Advisory Fee
GlobalShares FTSE All-World Fund	[•]%
GlobalShares FTSE Emerging Markets Fund	[•]%
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	[•]%
GlobalShares FTSE All-World ex US Fund	[•]%
GlobalShares FTSE Developed Countries ex US Fund	[•]%

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Funds and manages the investment of the Funds’ assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until [•], and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Old Mutual Global Index Trackers (Pty) Limited, organized February 5, 2009, is located at 144 Katherine Street, Grayston Ridge Office Park, First Floor Block, Sandton, South Africa 2196.

Administrator. [•] (“[•]” or the “Administrator”) serves as administrator for the Funds. Its principal address is [•]. [•] serves as administrator for the Trust pursuant to an administrative services agreement (the “Administrative Services Agreement”). Under the Administrative Services Agreement, [•] is obligated on a continuous basis, to provide such administrative services as the Board of Trustees reasonably deems necessary for the proper administration of the Trust and each Fund. [•] will generally assist in all aspects of the Trust’s and the Funds’ operations, including supply and maintain office facilities (which may be in [•] own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

As compensation for the foregoing services, [•] receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the Advisory Fee.

Custodian, Transfer Agent and Fund Accounting Agent. [•], located at [•], also serves as custodian for the Funds pursuant to a custodian agreement (the “Custodian Agreement”). As custodian, [•] holds the Funds’ assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. [•] also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, [•] serves as Fund accounting agent pursuant to a fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, [•] receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the Advisory Fee.

Distributor. Foreside Fund Services, LLC (the “Distributor”) is the distributor of the Funds’ Shares. Its principal address is Three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectuses and below under the heading “Creation and Redemption of Creation Units.” The Distributor has no obligation to sell any specific quantity of Fund Shares. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. The Distributor is not affiliated with the Trust, the Adviser or any stock exchange.

Other Service Providers. Under a Compliance Services Agreement (the “Compliance Agreement”) with the Trust, Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Officer as well as certain additional compliance support functions (“Compliance Services”). Under a PFO/Treasurer Agreement (the “PFO Agreement”) with the Trust, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer to the Trust.

The Compliance and PFO Agreements with respect to the Funds continue in effect until terminated. The Compliance and PFO Agreements are terminable with or without cause and without penalty by the Board of Trustees or by FCS or FMS with respect to the Fund on 60 days’ written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services may be terminated at any time by the Board of Trustees, effective upon written notice to the CCO, without the payment of any penalty.

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based. The GlobalShares FTSE All-World Fund, GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE Developed Countries ex US Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”), by the London Stock Exchange Plc (the “Exchange”), The Financial Times Limited (“FT”) or by Research Affiliated LLC (“RA”) (collectively the “Licensor Parties”) and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE All-World Index, FTSE Emerging Markets Index, FTSE All-Cap Asia Pacific ex Japan Index, FTSE All-World ex US Index and FTSE Developed Markets ex US Index (the “Underlying Indexes”) and/or the figure at which the said Underlying Indexes stand at any particular time on any particular day or otherwise. The Underlying Indexes are complied and calculated by FTSE in conjunction with RA. None of the Licensor Parties shall be under any obligation to advise any person of any error therein.

“FTSE®” is a trademark of the Exchange and the FT, “Research Affiliates”, RAFI Fundamentals Weighted and “Fundamental Index” are trademarks of RA and all such trademarks are used by FTSE under license.

Fund	Underlying Index
GlobalShares FTSE All-World Fund	FTSE All-World Index
GlobalShares FTSE Emerging Markets Fund	FTSE Emerging Markets Index
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	FTSE All-Cap Asia Pacific ex Japan Index
GlobalShares FTSE All-World ex US Fund	FTSE All-World ex US Index
GlobalShares FTSE Developed Countries ex US Fund	FTSE Developed Markets ex US Index

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the

Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on December 5, 2008.

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Trust currently is comprised of 4 funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of Funds, vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, the shares of that Fund will vote separately on such matter.

The Agreement and Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

[The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.]

The Trust can obtain information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, [insert address].

Shareholders may make inquiries by writing to the Trust, [insert address].

Control Persons. No single person beneficially owns 25% or more of any Fund’s voting securities.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by New York Stock Exchange, Inc. (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser votes such proxies in accordance with its proxy policies and procedures, which are summarized in [Appendix A] to this SAI. The Board of Trustees will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period January 1 through December 31 and file it with the SEC no later than February 28. Form N-PX for the Funds also is available at no charge, upon request, by calling [•] or by writing to Old Mutual Global Shares Trust at [•] or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. The Funds’ Form N-Q and Form N-CSR will be available without charge, upon request, by calling [•] or by writing to Old Mutual Global Shares Trust at [•].

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchanges via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and the Exchanges will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust and the Adviser (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which NYSE is open for business. As of the date of this SAI, NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index (“Fund Securities”) and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchanges (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each

Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of all Shares, but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant” or “AP.” All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date. A custom order may be placed by an AP in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Distributor’s AP Handbook, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations may be placed through an authorized AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. Those placing orders for Creation Unit

Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those APs placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

For domestic securities, orders to create Creation Units of the Funds may be placed through the Clearing Process utilizing procedures applicable to domestic funds (“Domestic Funds”) (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to domestic funds. For foreign securities orders, most will be placed outside of the clearing process utilizing the procedures applicable for foreign funds (see “—Placement of Creation Orders Outside Clearing Process—Domestic Funds” and “—Placement of Creation Orders Outside Clearing Process—Foreign Funds”).

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below.)

Placement of Creation Orders Outside Clearing Process—Foreign Funds. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. The Distributor will inform the Transfer Agent, the Adviser and the

Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

The Custodian shall cause the sub-custodian for each Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The AP must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient to the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

In accordance with each Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 115%, which the Investment Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will allow the Fund to purchase the missing Deposit Securities at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to [•] regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Cleaning Process; and (ii) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee and Maximum Creation/Redemption Transaction Fee for each Fund are set forth in the chart below.

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
GlobalShares FTSE All-World Fund	$ [•]	$ [•]
GlobalShares FTSE Emerging Markets Fund	$ [•]	$ [•]
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	$ [•]	$ [•]
GlobalShares FTSE All-World ex US Fund	$ [•]	$ [•]
GlobalShares FTSE Developed Countries ex US Fund	$ [•]	$ [•]

Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the relevant Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed above. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an AP to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Funds. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern time, for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Placement of Redemption Orders Outside Clearing Process—Foreign Funds. A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares. In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

The delivery of Fund Securities to redeeming investors generally will be made within three Business Days. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See “Regular Holidays” for a list of the local holidays in the foreign countries relevant to the Funds.

A redeeming Beneficial Owner, or AP acting on behalf of such Beneficial Owner, when taking delivery of shares of Fund Securities upon redemption of shares of the Funds must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In accordance with the relevant AP’s agreement, in the event that the AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund’s Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the AP to deliver the missing shares as soon as possible. Such undertaking shall be secured by the AP to deliver the missing shares as soon as possible. Such understanding shall be secured by the AP’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 115% of the value of the missing shares, which the Investment Adviser may change from time to time.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the AP. The AP’s agreement will permit the Trust, on behalf of the relevant Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Trust, i.e., the Business Day on which the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP, or an investor for which it is acting, subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation, may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Regular Holidays. Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which NYSE is open). Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2009 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

ARGENTINA:
Jan 1	May 1	Aug 17	Dec 24
Apr 6	May 25	Oct 12	Dec 25
Apr 9	Jun 15	Nov 6	Dec 31
Apr 10	Jul 9	Dec 8

AUSTRALIA:
Jan 1	Apr 13	Jun 8	Nov 3
Jan 26	Apr 27	Aug 3	Dec 25
Mar 2	May 4	Aug 12	Dec 28
Mar 9	May 18	Sep 28
Apr 10	Jun 1	Oct 5

AUSTRIA:
Jan 1	May 1	Oct 26	Dec 31
Jan 6	May 21	Dec 8
Apr 10	Jun 1	Dec 24
Apr 13	Jun 11	Dec 25

BAHRAIN:
Jan 1	Sep 20	Dec 16
Jan 5	Sep 21	Dec 18
Jan 6	Sep 22
Mar 8	Nov 29

BELGIUM:
Jan 1	May 1	Jun 1	Nov 11
Apr 10	May 21	Jul 21	Dec 25
Apr 13	May 22	Nov 2

BRAZIL:
Jan 1	Apr 10	Jul 9	Nov 20
Jan 20	Apr 21	Sep 7	Dec 24
Feb 23	May 1	Oct 12	Dec 25
Feb 24	Jun 11	Nov 2	Dec 31

CANADA:
Jan 1	May 18	Sep 7	Dec 28
Jan 2	Jun 24	Oct 12
Feb 16	Jul 1	Nov 11
Apr 10	Aug 3	Dec 25

CHILE:
Jan 1	Jun 8	Dec 8
Apr 10	Jun 29	Dec 25
May 1	Sep 18	Dec 31
May 21	Oct 12

CHINA:
Jan 1	Feb 3	May 7	Oct 6
Jan 19	Feb 16	May 25	Oct 7
Jan 26	May 1	Sept 7	Oct 12
Jan 27	May 2	Oct 1	Nov 11
Jan 28	May 3	Oct 2	Nov 26
Jan 29	May 4	Oct 3	Dec 25
Jan 30	May 5	Oct 4
Feb 2	May 6	Oct 5

DENMARK:
Jan 1	May 8	Dec 24
Apr 9	May 21	Dec 25
Apr 10	Jun 1	Dec 31
Apr 13	Jun 5

EGYPT:
Jan 1	Apr 27	Jul 23	Dec 7
Jan 7	Apr 28	Oct 1	Dec 8
Jan 10	May 1	Oct 2	Dec 9
Mar 20	Jul 1	Oct 6	Dec 29

FINLAND:
Jan 1	May 1	Dec 25
Jan 6	May 21	Dec 31
Apr 10	Jun 19
Apr 13	Dec 24

FRANCE:
Jan 1	May 8	Dec 25
Apr 10	May 21
Apr 13	Jul 14
May 1	Nov 11

GERMANY:
Jan 1	Apr 13	Jun 11
Jan 6	May 1	Dec 24
Feb 23	May 21	Dec 25
Apr 10	Jun 1	Dec 31

GREECE:
Jan 1	Apr 10	May 1
Jan 6	Apr 13	Jun 8
Mar 2	Apr 17	Oct 28
Mar 25	Apr 20	Dec 25

HONG KONG:
Jan 1	Apr 13	Oct 26
Jan 26	May 1	Dec 24
Jan 27	May 28	Dec 25
Jan 28	Jul 1	Dec 31
Apr 10	Oct 1

INDONESIA:
Jan 1	May 21	Sep 23
Jan 2	Jul 20	Nov 27
Jan 26	Aug 17	Dec 18
Mar 9	Sep 18	Dec 24
Mar 26	Sep 21	Dec 25
Apr 10	Sep 22	Dec 31

IRELAND:
Jan 1	May 1	Oct 26	Dec 29
Mar 17	May 4	Dec 24
Apr 10	Jun 1	Dec 25
Apr 13	Aug 3	Dec 28

ITALY:
Jan 1	May 1	Dec 24
Jan 6	Jun 2	Dec 25
Apr 10	Jun 29	Dec 31
Apr 13	Dec 8

JAPAN:
Jan 1	Apr 29	Sep 22	Dec 23
Jan 2	May 4	Sep 23	Dec 31
Jan 12	May 5	Oct 12
Feb 11	Jul 20	Nov 3
Mar 20	Sep 21	Nov 23

JORDAN:
Jan 1	Apr 30	Sep 20-24	Nov 30
Jan 29	May 25	Nov 26	Dec 31
Mar 9	Jul 20	Nov 29

KUWAIT:
Jan 1	Sep 21	Dec 1
Jan 4	Sep 22
Feb 25	Sep 23
Mar 9	Nov 29
Jul 20	Nov 30

LEBANON:
Jan. 1	Apr. 10	Nov. 27
Jan. 6	Apr. 17	Dec. 18
Feb. 9	May 1	Dec. 25
Mar. 9	Sept. 21

LUXEMBOURG:
Jan 1	May 1	Aug 15	Dec 26
Feb 4	May 12	Nov 1
Mar 24	Jun 23	Dec 25

MALAYSIA:
Jan 1	Mar 9	Jun 6	Oct 17
Jan 26	May 1	Aug 31	Nov 27
Jan 27	May 9	Sep 21	Dec 18
Feb 2	Jun 1	Sep 22	Dec 25

MEXICO:
Jan 1	Apr 9	Nov 2
Feb 2	Apr 10	Nov 16
Feb 5	May 1	Nov 20
Mar 16	Sep 16	Dec 25

MOROCCO:
Jan 1	Aug 14	Nov 27
Mar 10	Aug 20-21	Dec 18
Mar 11	Sep 21-22
May 1	Nov 6
Jul 30	Nov 18

NETHERLANDS:
Jan 1	May 1
Apr 10	May 21
Apr 13	Jun 1
Apr 30	Dec 25

NEW ZEALAND:
Jan 1	Feb 6	Oct 26
Jan 2	Apr 10	Dec 25
Jan 19	Apr 13	Dec 28
Jan 26	Jun 1

NORWAY:
Jan 1	May 1	Dec 25
Apr 9	May 21	Dec 31
Apr 10	Jun 1
Apr 13	Dec 24

OMAN:
Jan. 1	Sept. 20	Nov. 19	Dec.10
Mar. 9	Sept. 21	Nov. 29
July 20	Sept. 22	Nov. 30
July 23	Nov. 18	Dec. 1

PHILIPPINES:
Jan 1	May 1	Nov 2	Dec 30
Feb 25	Jun 12	Nov 30	Dec 31
Apr 9	Aug 21	Dec 24
Apr 10	Sep 21	Dec 25

PORTUGAL:
Jan 1	May 1	Dec 1
Feb 24	Jun 10	Dec 8
Apr 10	Jun 11	Dec 24
Apr 13	Oct 5	Dec 25

QATAR:
Jan 1	Dec 2
Sep 20	Dec 3
Sep 22
Dec 1

SINGAPORE:
Jan l	May 1	Oct 17
Jan 26	May 9	Nov 27
Jan 27	Aug 10	Dec 25
Apr 10	Sep 21

SOUTH AFRICA:
Jan 1	May 1	Dec 16
Apr 10	Jun 16	Dec 25
Apr 13	Aug 10
Apr 27	Sep 24

SOUTH KOREA:
Jan 1	May 1	Oct 2
Jan 26	May 5	Dec 25
Jan 27	Jul 17	Dec 31

SPAIN:
Jan 1	Apr 10	Oct 12	Dec 25
Jan 6	Apr 13	Nov 2
Mar 19	May 1	Nov 9
Apr 9	May 15	Dec 8

SWEDEN:
Jan 1	May 1	Dec 25
Jan 6	May 21	Dec 31
Apr 10	Jun 19
Apr 13	Dec 24

SWITZERLAND:
Jan 1	Apr 10	Jun 1	Dec 8
Jan 2	Apr 13	Jun 11	Dec 24
Jan 6	May 1	Jun 29	Dec 25
Mar 19	May 21	Sep 10	Dec 31

TAIWAN:
Jan l	Jan 26	Jan 29
Jan 22	Jan 27	May 1
Jan 23	Jan 28	May 28

THAILAND:
Jan 1	Apr 13	May 5	Aug 12	Dec 31
Jan 2	Apr 14	May 11	Oct 23
Feb 9	Apr 15	Jul 1	Dec 7
Apr 6	May 1	Jul 8	Dec 10

UNITED ARAB EMIRATES:
Jan 1	Dec 2
Mar 8	Dec 17
Jul 19
Sep 20
Sep 21

UNITED KINGDOM:
Jan 1	May 4	Dec 25
Apr 10	May 25	Dec 26
Apr 13	Aug 31

UNITED STATES:
Jan 1	Jul 3	Dec 25
Jan 19	Sep 7
Feb 16	Oct 12
Apr 10	Nov 11
May 25	Nov 26

VENEZUELA:
Jan 1	Apr 9-10	Jun 24	Dec 7
Jan 5	May 1	Jun 29	Dec 25
Feb 23-24	May 25	Jul 24
Mar 19	Jun 15	Oct 12

SETTLEMENT PERIODS GREATER THAN SEVEN 1DAYS FOR YEAR 2009*

	Beginning of Settlement Period	End of Settlement Period	Days in Settlement Period
Abu Dhabi	09/16/09	09/24/09	8
	09/17/09	09/25/09	8
Argentina	04/03/09	04/11/09	8
	04/04/09	04/12/09	8
	04/05/09	04/13/09	8
China	01/21/09	02/02/09	12
	01/22/09	02/03/09	12
	01/23/09	02/04/09	12
	09/23/09	10/06/09	13
	09/24/09	10/07/09	13
	09/25/09	10/08/09	13
Denmark	04/06/09	04/14/09	8
	04/07/09	04/15/09	8
	04/08/09	04/16/09	8
Dubai	09/16/09	09/24/09	8
	09/17/09	09/25/09	8
Indonesia	09/15/09	09/24/09	9
	09/16/09	09/25/09	9
	09/17/09	09/28/09	11
Israel	04/02/09	04/13/09	11
	04/06/09	04/16/09	10
	04/07/09	04/20/09	13
	04/13/09	04/21/09	8
Japan	04/28/09	05/07/09	9
	04/30/09	05/08/09	8
	05/01/09	05/11/09	10
	09/16/09	09/24/09	8
	09/17/09	09/25/09	8
	09/18/09	09/28/09	10
Norway	04/06/09	04/14/09	8
	04/07/09	04/15/09	8
	04/08/09	04/16/09	8
Oman	07/16/09	07/27/09	11
	09/15/09	09/28/09	13
	09/16/09	09/29/09	13
	09/17/09	09/30/03	13
Philippines	12/23/09	01/04/10	12
	12/28/09	01/05/10	8
	12/29/09	01/06/09	8
Qatar	09/15/09	09/24/09	9
	09/16/09	09/25/09	9
	09/17/09	09/28/09	11
	11/25/09	12/03/09	8
Russia**	12/29/09	01/11/10	13
	12/30/09	01/12/10	13
	12/21/09	01/13/10	13
Taiwan	01/23/09	02/02/09	10

———————

*

Holidays are subject to change without further notice.

**

Assume likely 2010 holiday based on prior year. Settlement cycle in Russia is negotiated on a deal by deal basis. Above data reflects a hypothetical T+3 cycle.

TAXES

Each Fund intends to qualify for and to elect to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Internal Revenue Code, a Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Certain of the Funds may make investments that are subject to special U.S. federal income tax rules, such as investments in repurchase agreements, convertible securities, structured notes and swaps, options, futures contracts and non-U.S. corporations classified as “passive foreign investment companies” (“PFICs”). Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by a Fund.

Distributions from a Fund’s net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long Shareholders have held the Shares.

Dividends declared by a Fund in October, November or December and paid to shareholders of record of such months during the following January will be treated as having been received by such shareholders in the year the distributions were declared.

Long-term capital gains of noncorporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years, some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

If, for any calendar year, the total distributions made exceed a Fund’s current and accumulated earnings and profits, the excess will, for U.S. federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax-free return of capital will reduce the shareholder’s adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to U.S. federal net income taxation at regular income tax rates. With respect to taxable years beginning before January 1, 2010, dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund a “short-term capital gain dividends” or “interest-related dividends” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

Certain of the Funds’ investments may be classified as PFICs for U.S. federal income tax purposes. The Funds generally intend to elect to “mark-to-market” these investments at the end of each taxable year. By making this election, the Funds will recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted basis and as ordinary loss any decrease in such value. Gains realized with respect to a disposition of a PFIC that the Funds have elected to mark-to-market will be ordinary income. By making the mark-to-market election, the Funds may be required to recognize income in excess of the distributions that they receive from their investments. Accordingly, the Funds may need to borrow money or dispose of some of their investments in order to meet their distribution requirements. If the Funds do not make the “mark-to-market” election with respect to an investment in a PFIC, the Funds could become subject to U.S. federal income tax with respect to certain distributions from, and gain on the dispositions of, the PFIC which cannot be avoided by distributing such amounts to the Funds’ shareholders.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to a Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. A Fund may also be subject to foreign income taxes with respect to other income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund may be subject to certain taxes imposed by the foreign country or countries in which it invests with respect to dividends, capital gains and interest income. Under the Internal Revenue Code, if more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal tax purposes, to treat any foreign country’s income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. Each Fund expects to qualify for and may make this election. For any year that a Fund makes such an election, each shareholder will be required to include in its income an amount equal to its allocable share of such taxes paid by the Fund to the foreign government and the shareholder will be entitled, subject to certain limitations, to either deduct its allocable share of such foreign income taxes in computing their taxable income or to use it as a foreign tax credit against U.S. income taxes, if any. Generally, foreign investors will be subject to an increased U.S. tax on their income resulting from the Fund’s election to “pass-through” amounts of foreign taxes paid by a Fund, and will not be able to claim a credit or deduction with respect to the foreign taxes paid by the Fund treated as having been paid by them.

Each shareholder will be notified within 60 days after the close of a Fund’s taxable year whether, pursuant to the election described above, any foreign taxes paid by a Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder’s portion of the foreign taxes paid to such country and (ii) the portion of the Fund’s dividends and distributions that represents income derived from sources within such country. The amount of foreign taxes that may be credited against a shareholder’s U.S. federal income tax liability generally will be limited, however, to an amount equal to the shareholder’s U.S. federal income tax rate multiplied by its foreign source taxable income. For this purpose, a Fund’s gains and losses from the sale of securities, and currency gains and losses, will generally be treated as derived from U.S. sources. In addition, this limitation must be applied separately to certain categories of foreign source income. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by a Fund. A shareholder’s ability to claim a credit for foreign taxes paid by a Fund may also be limited by applicable holding period requirements.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year, as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund’s business of investing in securities (including net income derived from an interest in certain “qualified publicly traded partnerships”). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders, at least annually, any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

[•] calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for a Fund will be calculated and disseminated daily.

The approximate value of Shares of a Fund, an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Cash Component, will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The value of each Underlying Index will not be calculated and disseminated intra day. The value and return of each Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of each Fund’s portfolio securities is based on the securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including, but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. In addition, each Fund currently expects that it will fair value foreign equity securities held by the Fund each day the Fund calculates its NAV. Accordingly, a Fund’s NAV is expected to reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Dividends, Distributions and Taxes.”

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, is counsel to the Trust.

Independent Registered Public Accounting Firm. [•], [•], serves as the Funds’ independent registered public accounting firm. [•] audits the Funds’ financial statements and performs other related audit services.

FINANCIAL STATEMENTS

[TO BE FILED BY AMENDMENT]

OLD MUTUAL GLOBAL SHARES TRUST

PART C. OTHER INFORMATION

Item 23.

Exhibits.

(a)

(1)

Certificate of Trust of the Registrant dated December 5, 2008, is incorporated by reference to Exhibit (a)(1) to the Trust’s Registration Statement on Form N-1A (File Nos. 333-159629; 811-22304), filed with the Securities and Exchange Commission on June 1, 2009.

(2)

Agreement and Declaration of Trust of the Registrant dated December 8, 2009, is filed herewith.

(3)

Amendment to Agreement and Declaration of Trust of the Registrant dated October 2, 2009, is filed herewith.

(b)

By-laws of the Registrant, to be filed by amendment.*

(c)

Not applicable.

(d)

(1)

Investment Advisory Agreement between the Registrant and Old Mutual Global Index Trackers (Pty) Limited, to be filed by amendment.*

(e)

Not applicable.

(f)

Not applicable.

(g)

Form of Custody Agreement between Registrant and [ ], to be filed by amendment.*

(h)

a.

Form of Fund Administration and Accounting Agreement between Registrant and [ ], to be filed by amendment.*

b.

Form of Transfer Agency and Service Agreement between Registrant and [  ], to be filed by amendment.*

c.

Form of Participant Agreement between [  ] and the Participant, to be filed by amendment.*

(i)

a.

Opinion and Consent of Clifford Chance US LLP, to be filed by amendment.*

(j)

a.

Consent of Independent Registered Public Accounting Firm, to be filed by amendment.*

(k)

Not applicable.

(l)

Not applicable.

(m)

Not applicable.

(n)

Not applicable.

(o)

Not applicable.

(p)

a.

Code of Ethics of the Registrant and Old Mutual Global Index Trackers (Pty) Limited, to be filed by amendment.*

Other.

a.

Powers of Attorney, to be filed by amendment.*

*

To be filed by amendment.

Item 24.

Persons Controlled by or Under Common Control with the Fund.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT. FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL. FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

Item 25.

Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article IX of the Registrant’s Amended and Restated Agreement and Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Delaware business trust and is operated pursuant to an Agreement and Declaration of Trust, dated December 8, 2008, as amended (the “Declaration of Trust”),that subject to the exceptions and limitations contained in Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law. The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5. To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification .. Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person. Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications .. Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 26.

Business and Other Connections of the Investment Adviser.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE. (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption “Management of the Funds” in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF OLD MUTUAL GLOBAL INDEX TRACKERS (PTY) LIMITED:

The information as to the trustees and executive officers of Old Mutual Global Index Trackers (Pty) Limited is set forth in Old Mutual Global Index Trackers (Pty) Limited Form ADV filed with the Securities and Exchange Commission on March 12, 2009 (Accession No.: 9999999997-09-009357) and amended through the date hereof, is incorporated herein by reference.

Item 27.

Principal Underwriters.

STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

The sole principal underwriter for each Fund is Foreside Fund Services, LLC, which acts as distributor for the Registrant and the following:

1) American Beacon Funds

2) American Beacon Mileage Funds

3) American Beacon Select Funds

4) Henderson Global Funds

5) Bridgeway Funds, Inc.

6) Century Capital Management Trust

7) Sound Shore Fund, Inc.

8) Forum Funds

9) Central Park Group Multi-Event Fund

10) The CNL Funds

11) PMC Funds, Series of the Trust for Professional Managers

12) Nomura Partners Funds, Inc.

13) Wintergreen Fund, Inc.

14) RevenueShares ETF Trust

15) Direxion Shares ETF Trust

16) JETSSM Exchange-Traded Trust

17) AdvisorShares Trust

(b) The following officers of Foreside Fund Services, LLC, the Registrant’s underwriter, hold the following positions with the Registrant. Their business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Mark S. Redman	None	President
Richard J. Berthy	None	Vice President and Treasurer
Jennifer E. Hoopes	None	Secretary
Nanette K. Chern	None	Chief Compliance Officer and Vice President
Mark A. Fairbanks	None	Deputy Chief Compliance Officer and Vice President

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON:

Not applicable.

Item 28.

Location of Accounts and Records.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 3 1(A) OF THE 1940 ACT [15 U.S.C. 80A-30 (A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of [          ].

Item 29.

Management Services.

PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND’S LAST THREE FISCAL YEARS.

Not applicable.

Item 30.

Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and State of Massachusetts, on the 14th day of October, 2009.

Old Mutual Global Shares Trust

By:	/s/ Betserai Tendai Musikavanhu
Name:	Betserai Tendai Musikavanhu Sole Trustee
Title:

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity indicated on the date indicated.

SIGNATURE	/s/ Betserai Tendai Musikavanhu
TITLE DATE	Sole Trustee October 14, 2009

EXHIBIT INDEX

(a)

(2)

Agreement and Declaration of Trust of Registrant.

(3)

Amendment to Agreement and Declaration of Trust of Registrant.